Shareholders' Equity (Schedule Of Stock Options Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower limit	$ 2.2	$ 2.20
Range of exercise prices, upper limit	$ 2.75	$ 2.78
$2.2 - $2.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number of shares underlying outstanding options	20,905
Options outstanding, Weighted average remaining contractual life (years)	1 year 11 months 23 days
Options outstanding, Weighted average exercise price	$ 2.25
Options exercisable, Number of shares underlying exercisable options	20,905
Options exercisable, Weighted average exercise price	$ 2.25
$2.2 - $2.78 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number of shares underlying outstanding options		59,905
Options outstanding, Weighted average remaining contractual life (years)		1 year 9 months 11 days
Options outstanding, Weighted average exercise price		$ 2.56
Options exercisable, Number of shares underlying exercisable options		59,905
Options exercisable, Weighted average exercise price		$ 2.56